Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash [Abstract]
Restricted Cash
5.	RESTRICTED CASH

Restricted cash of $4,958 represents amounts restricted as bidding deposits and government grant restricted as to withdrawal under certain terms as of December 31, 2010. Restricted cash of $3,520 represents amounts received as government grant restricted as to withdrawal under certain terms as of December 31, 2011.